Provisions - Movement in reserves (Details) £ in Millions	12 Months Ended
Dec. 31, 2022 GBP (£)
Reconciliation of changes in other provisions [abstract]
Provisions, Beginning balance	£ 1,908
Additions	1,988
Amounts utilised	(2,198)
Unused amounts reversed	(392)
Exchange and other movements	238
Provisions, Ending balance	1,544
Onerous contracts
Reconciliation of changes in other provisions [abstract]
Provisions, Beginning balance	5
Additions	0
Amounts utilised	(2)
Unused amounts reversed	(3)
Exchange and other movements	0
Provisions, Ending balance	0
Redundancy and restructuring
Reconciliation of changes in other provisions [abstract]
Provisions, Beginning balance	326
Additions	77
Amounts utilised	(186)
Unused amounts reversed	(88)
Exchange and other movements	7
Provisions, Ending balance	136
Undrawn contractually committed facilities and guarantees
Reconciliation of changes in other provisions [abstract]
Provisions, Beginning balance	542
Additions	145
Amounts utilised	0
Unused amounts reversed	(128)
Exchange and other movements	24
Provisions, Ending balance	583
Customer redress
Reconciliation of changes in other provisions [abstract]
Provisions, Beginning balance	530
Additions	1,184
Amounts utilised	(1,393)
Unused amounts reversed	(94)
Exchange and other movements	151
Provisions, Ending balance	378
Legal, competition and regulatory matters
Reconciliation of changes in other provisions [abstract]
Provisions, Beginning balance	226
Additions	462
Amounts utilised	(557)
Unused amounts reversed	(15)
Exchange and other movements	43
Provisions, Ending balance	159
Sundry provisions
Reconciliation of changes in other provisions [abstract]
Provisions, Beginning balance	279
Additions	120
Amounts utilised	(60)
Unused amounts reversed	(64)
Exchange and other movements	13
Provisions, Ending balance	£ 288